Variable Interest Entities - Summary of Bareboat Charters (Details) - Variable Interest Entity, Primary Beneficiary $ in Thousands	6 Months Ended
Jun. 30, 2016 USD ($)
ICBCL Agreement | Golar Glacier
Variable Interest Entity [Line Items]
2016	$ 8,620
2017	17,100
2018	17,100
2019	17,100
2020	17,147
2021 and after	64,185
ICBCL Agreement | Golar Kelvin
Variable Interest Entity [Line Items]
2016	8,620
2017	17,100
2018	17,100
2019	17,100
2020	17,147
2021 and after	66,996
ICBCL Agreement | Golar Snow
Variable Interest Entity [Line Items]
2016	8,620
2017	17,100
2018	17,100
2019	17,100
2020	17,147
2021 and after	66,996
ICBCL Agreement | Golar Ice
Variable Interest Entity [Line Items]
2016	8,620
2017	17,100
2018	17,100
2019	17,100
2020	17,147
2021 and after	69,900
CMBL Agreement | Golar Tundra
Variable Interest Entity [Line Items]
2016	5,931
2017	11,863
2018	11,863
2019	11,863
2020	11,863
2021 and after	57,336
Additional variable rental payments payable over the lifetime of the lease	$ 73,700
CMBL Agreement | Golar Tundra | LIBOR
Variable Interest Entity [Line Items]
Variable rate	0.38%
CCBFL Agreement | Golar Seal
Variable Interest Entity [Line Items]
2016	$ 7,472
2017	15,151
2018	15,151
2019	15,193
2020	15,151
2021 and after	$ 75,797